Mutual Fund Series Trust

June 3, 2021 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re: Mutual Fund Series Trust (the “Registrant”);

File Nos. 333-132541 and 811-21872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Catalyst/Millburn Dynamic Commodity Strategy Fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 483, which was filed with the Commission on June 1, 2021 and (ii) that Post-Effective Amendment No. 483 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer Bailey

Jennifer Bailey

Secretary